UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  120 South LaSalle Street, Suite 1320
          ---------------------------------
          Chicago, IL  60603
          ---------------------------------

13F File Number:  28-4021
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Nanni
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3984
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Anthony Nanni           Chicago, IL            January 26, 2010
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     69
                                            ---------------------
Form 13F Information Table Value Total:     $385,404
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


ITEM 1                             ITEM 2      ITEM 3    ITEM 4           ITEM 5        ITEM 6     ITEM 7             ITEM 8
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                                                                                                                VOTING AUTHORITY
                                  TITLE OF               VALUE    SHARES/  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS       CUSIP   (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
--------------                    -------    ---------  -------   -------  ---  ----  ----------  --------     ----    ------  ----
ACCO Brands Corporation             COM      00081T108   5,437    746,800  SH            Sole                 746,800
Amerigroup Corporation              COM      03073T102   4,750    176,200  SH            Sole                 176,200
Anixter International Inc.          COM      035290105   3,537     75,100  SH            Sole                  75,100
Arris Group, Inc.                   COM      04269Q100   4,792    419,224  SH            Sole                 419,224
ArvinMeritor, Inc.                  COM      043353101   5,716    511,296  SH            Sole                 511,296
Aspen Insurance Holdings Limited    SHS      G05384105   6,998    274,973  SH            Sole                 274,973
B&G Foods, Inc.                     CLA      05508R106   7,955    866,600  SH            Sole                 866,600
Baldor Electric Company             COM      057741100   4,357    155,100  SH            Sole                 155,100
Beacon Roofing Supply, Inc.         COM      073685109   2,976    186,000  SH            Sole                 186,000
Benchmark Electronics, Inc.         COM      08160H101   7,327    387,489  SH            Sole                 387,489
Big 5 Sporting Goods Corporation    COM      08915P101   6,958    405,022  SH            Sole                 405,022
Big Lots, Inc.                      COM      089302103   9,169    316,400  SH            Sole                 316,400
Brady Corporation                   CLA      104674106   5,063    168,700  SH            Sole                 168,700
Bristow Group Inc.                  COM      110394103   4,756    123,700  SH            Sole                 123,700
Brocade Communications Systems      COM NEW  111621306   4,080    534,702  SH            Sole                 534,702
CAI International, Inc.             COM      12477X106   4,734    524,300  SH            Sole                 524,300
CBIZ, Inc.                          COM      124805102   7,666    995,600  SH            Sole                 995,600
Chemed Corporation                  COM      16359R103   7,191    149,900  SH            Sole                 149,900
Cincinnati Bell Inc.                COM      171871106   8,900  2,579,643  SH            Sole               2,579,643
Columbia Banking System, Inc.       COM      197236102   4,449    275,000  SH            Sole                 275,000
Columbus McKinnon Corporation       COM      199333105   3,074    225,050  SH            Sole                 225,050
Corrections Corporation of America  COM NEW  22025Y407   3,277    133,500  SH            Sole                 133,500
Delphi Financial Group, Inc.        CLA      247131105   6,590    294,594  SH            Sole                 294,594
First Financial Bancorp             COM      320209109   6,401    439,600  SH            Sole                 439,600
Five Star Quality Care, Inc.        COM      33832D106   4,368  1,258,712  SH            Sole               1,258,712
Gildan Activewear Inc.              COM      375916103  10,018    410,920  SH            Sole                 410,920
GrafTech International Ltd.         COM      384313102   6,148    395,400  SH            Sole                 395,400
HCC Insurance Holdings, Inc.        COM      404132102   3,989    142,600  SH            Sole                 142,600
Harman International Industries     COM      413086109   3,320     94,100  SH            Sole                  94,100
Harris Stratex Networks, Inc.       CLA      41457P106   1,215    175,877  SH            Sole                 175,877
Heidrick & Struggles Int'l., Inc.   COM      422819102   6,422    205,565  SH            Sole                 205,565
Hexcel Corporation                  COM      428291108   8,721    671,900  SH            Sole                 671,900
Intermec, Inc.                      COM      458786100   4,034    313,700  SH            Sole                 313,700
Jos. A. Bank Clothiers, Inc.        COM      480838101   9,318    220,853  SH            Sole                 220,853
Kennametal Inc.                     COM      489170100   5,236    202,000  SH            Sole                 202,000
Key Energy Services, Inc.           COM      492914106   2,476    281,734  SH            Sole                 281,734
MB Financial, Inc.                  COM      55264U108   7,446    377,600  SH            Sole                 377,600
McCormick & Schmick's Seafood       COM      579793100   3,523    506,200  SH            Sole                 506,200
Middleby Corporation                COM      596278101   7,990    163,000  SH            Sole                 163,000
Modine Manufacturing Company        COM      607828100   4,989    421,400  SH            Sole                 421,400
Monotype Imaging Holdings Inc.      COM      61022P100   3,142    348,000  SH            Sole                 348,000
Nara Bancorp, Inc.                  COM      63080P105   5,986    527,900  SH            Sole                 527,900
NeuStar, Inc.                       CLA      64126X201   6,417    278,500  SH            Sole                 278,500
ON Semiconductor Corporation        COM      682189105   7,872    893,525  SH            Sole                 893,525


ITEM 1                             ITEM 2      ITEM 3    ITEM 4           ITEM 5        ITEM 6     ITEM 7             ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                                  TITLE OF               VALUE    SHARES/  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                     CLASS       CUSIP   (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
--------------                    -------    ---------  -------   -------  ---  ----  ----------  --------     ----    ------  ----
Ocwen Financial Corporation         COM NEW  675746309   3,917    409,300  SH            Sole                 409,300
Penson Worldwide, Inc.              COM      709600100   5,912    652,500  SH            Sole                 652,500
Psychiatric Solutions, Inc.         COM      74439H108   5,809    274,800  SH            Sole                 274,800
R. R. Donnelley & Sons Company      COM      257867101   7,558    339,400  SH            Sole                 339,400
Reinsurance Group Of America, Inc.  COM NEW  759351604   9,608    201,637  SH            Sole                 201,637
Rudolph Technologies, Inc.          COM      781270103   1,803    268,300  SH            Sole                 268,300
SYNNEX Corporation                  COM      87162W100   6,572    214,354  SH            Sole                 214,354
SeaBright Insurance Holdings, Inc.  COM      811656107   5,012    436,218  SH            Sole                 436,218
SkillSoft PLC                     SPONSORED  830928107     935     89,200  SH            Sole                  89,200
                                    ADR
SkyWest, Inc.                       COM      830879102   3,094    182,832  SH            Sole                 182,832
Sonic Corp.                         COM      835451105   3,297    327,400  SH            Sole                 327,400
Spherion Corporation                COM      848420105   7,257  1,291,200  SH            Sole               1,291,200
Sun Healthcare Group, Inc.          COM NEW  866933401   4,423    482,300  SH            Sole                 482,300
Syniverse Holdings, Inc.            COM      87163F106   9,499    543,400  SH            Sole                 543,400
TNS, Inc.                           COM      872960109   9,850    383,400  SH            Sole                 383,400
Teleflex Incorporated               COM      879369106   5,851    108,570  SH            Sole                 108,570
Textainer Group Holdings Limited    SHS      G8766E109   3,917    231,800  SH            Sole                 231,800
The Dress Barn, Inc.                COM      261570105   6,669    288,700  SH            Sole                 288,700
The Hanover Insurance Group, Inc.   COM      410867105   8,513    191,600  SH            Sole                 191,600
The Stanley Works                   COM      854616109   7,218    140,130  SH            Sole                 140,130
TradeStation Group, Inc.            COM      89267P105   4,629    586,700  SH            Sole                 586,700
Triumph Group, Inc.                 COM      896818101   4,034     83,600  SH            Sole                  83,600
Validus Holdings, Ltd.              COM SHS  G9319H102   4,599    170,700  SH            Sole                 170,700
Virtusa Corporation                 COM      92827P102   2,907    320,830  SH            Sole                 320,830
Websense, Inc.                      COM      947684106   3,736    214,000  SH            Sole                 214,000
TOTAL                                                  385,404
